PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 456,879	$ 394,246
Service costs	24,054	22,594
Interest costs	16,075	15,455
Plan participants' contributions	6,411	6,728
Actuarial (gain) loss arising from:
Demographic assumptions		(8,502)
Financial assumptions	(31,867)	37,943
Participant experience	(994)	4,875
Benefits and settlements paid	(11,216)	(16,695)
Other	3,120	235
Benefit obligations at the end of the year	462,462	456,879
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	30,117	38,010
Service costs	1,875	1,579
Interest costs	1,711	1,535
Actuarial (gain) loss arising from:
Demographic assumptions	(12,059)
Financial assumptions	29,119	2,903
Participant experience		(13,443)
Benefits and settlements paid	(521)	(467)
Benefit obligations at the end of the year	$ 50,242	$ 30,117